OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2016	2015
Mark-to-market interest rate swaps valuation (see note 30)	5,022	5,330
Derivatives - other (see note 30) (1)	15,000	—
Other long-term assets, including deferred tax asset (see note 11) (2)	36,192	45,520
	56,214	50,850